INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Composition of Income Tax Expense
The composition of income tax expense for the years ended December 31 follows:

	2025	2024	2023
	(In thousands)
Current expense	$16,281	$17,504	$14,394
Deferred expense (benefit)	(3,531)	(1,248)	215
Income tax expense	$12,750	$16,256	$14,609

Schedule of Reconciliation of Income Tax Expense	A reconciliation of income tax expense to the amount computed by applying the statutory federal income tax rate of 21% for 2025, 2024 and 2023 to the income before income tax for the years ended December 31 follows:

	2025		2024		2023
	(In thousands)
U.S. statutory rate applied to income before income tax	$17,071	21.0%	$17,440	21.0%	$15,472	21.0%
Tax credits
Purchased tax credits	(1,836)	(2.3)	—	—	—	—
Tax credit investments, net of amortization	(807)	(1.0)	(373)	(0.5)	(235)	(0.3)
Nontaxable and nondeductible items
Tax-exempt interest income	(1,155)	(1.4)	(522)	(0.6)	(508)	(0.7)
Bank owned life insurance	(249)	(0.3)	(175)	(0.2)	(99)	(0.1)
Non-deductible meals, entertainment and memberships	114	0.1	83	0.1	77	0.1
Share-based compensation	(323)	(0.4)	(130)	(0.2)	(50)	(0.1)
Employee stock ownership plan dividends	(116)	(0.1)	(108)	(0.1)	(106)	(0.2)
Other, net	51	0.1	41	0.1	58	0.1
Income tax expense	$12,750	15.7%	$16,256	19.6%	$14,609	19.8%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 follow:

	2025	2024
	(In thousands)
Deferred tax assets
Allowance for credit losses	$13,323	$12,470
Unrealized loss on securities AFS	10,700	13,105
Unrealized loss on securities HTM transferred from AFS	2,726	3,396
Incentive compensation	1,839	2,052
Lease liabilities	1,581	1,331
Property and equipment	1,479	1,545
Reserve for unfunded lending commitments	1,142	1,078
Share-based compensation	1,082	861
Deferred compensation	645	621
Non accrual loan interest income	300	128
Unrealized loss on derivative financial instruments	367	551
Loss reimbursement on sold loans reserve	252	260
Other than temporary impairment charge on securities available for sale	147	146
Securities premium amortization	91	831
Gross deferred tax assets	35,674	38,375
Deferred tax liabilities
Capitalized mortgage loan servicing rights	6,614	9,827
Deferred loan fees	2,256	2,245
Lease right of use asset	1,532	1,254
Purchase premiums, net	443	517
Other	94	69
Gross deferred tax liabilities	10,939	13,912
Deferred tax assets, net (1)	$24,735	$24,463

(1)	Included in accrued income and other assets on the Consolidated Statements of Financial Position.

Schedule of Unrecognized Tax Benefits Roll Forward
Changes in unrecognized tax benefits for the years ended December 31 follow:

	2025	2024	2023
	(In thousands)
Balance at beginning of year	$188	$188	$186
Additions based on tax positions related to the current year	26	18	13
Reductions due to the statute of limitations	(20)	(18)	(11)
Reductions due to settlements	—	—	—
Balance at end of year	$194	$188	$188